Total
Polen U.S. High Yield Fund
POLEN U.S. HIGH YIELD FUND
Investment Objective

Polen U.S. High Yield Fund (formerly, Polen Upper Tier High Yield Fund) (the “Fund”) seeks to achieve overall total return consisting of a high level of current income together with long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - Polen U.S. High Yield Fund		Polen U.S. High Yield Fund Investor Class	Polen U.S. High Yield Fund Institutional Class
Management Fees		0.55%	0.55%
Distribution (Rule 12b-1) Fees		0.25%	none
Other Expenses		6.67%	6.67%
Total Annual Fund Operating Expenses		7.47%	7.22%
Fee Waiver and/or Expense Reimbursement	[1]	(6.57%)	(6.57%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	0.90%	0.65%
[1]	Polen Capital Credit, LLC (“Polen Credit” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, fees and expenses attributable to a distribution or service plan adopted by FundVantage Trust (the “Trust”), interest, extraordinary items, “Acquired Fund Fees and Expenses” and brokerage commissions) do not exceed 0.65% (on an annual basis) with respect to the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2024 unless the Board of Trustees of the Trust approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of the reimbursement. No reimbursement will occur unless the Fund’s expenses are below the Expense Limitation.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Investor Class shares and Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (reflecting any contractual fee waivers). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Polen U.S. High Yield Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Polen U.S. High Yield Fund Investor Class	92	1,609	3,052	6,359
Polen U.S. High Yield Fund Institutional Class	66	1,540	2,949	6,206

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the period from June 30, 2022 (commencement of operations) through April 30, 2023, the Fund’s turnover rate was 12% of the average value of its portfolio.

Summary of Principal Investment Strategies

The Fund pursues its investment objective by seeking to outperform the broader high yield market over a complete credit cycle. The “credit cycle” is a cyclical event that generally occurs over a several year timeframe as access to credit increases or decreases for borrowers.

The Fund seeks to achieve its objective mainly by investing in U.S. dollar-denominated high yield fixed income securities. The Fund intends to invest its assets primarily in high yield fixed income securities that are rated below investment grade. The portfolio will predominantly consist of fixed income securities rated B or BB by some or all relevant independent rating agencies, including Moody’s Investors Service, Standard and Poor’s Rating Services and Fitch Ratings.

High yield fixed income securities include high yield corporate bonds, senior loans, convertible bonds, preferred stock, and other types of debt instruments (including, without limitation, unregistered (Rule 144A) securities, floating and variable rate securities and other restricted fixed income securities to the extent permitted by the Investment Company Act of 1940, as amended (the “1940 Act”)). In addition, the Fund may also hold positions in equity or other assets that the Fund receives as part of a reorganization process of a high yield issuer until such time as the Adviser believes that a disposition is most advantageous. The Fund does not have any maturity or duration requirements.

In making these investments, the Adviser seeks to purchase instruments that the Adviser believes are undervalued and offer a compelling risk/reward ratio. Specifically, the Adviser’s investment process attempts to exploit inefficiencies in the high yield credit markets by adhering to a disciplined, bottom-up, fundamentally-oriented investment process with an emphasis on downside protection. This process, which includes an assessment of environmental, social and governance (“ESG”) factors, applies value investing principles through rigorous research coupled with financial, structural and legal analysis. The foundation of this investment process is to derive an accurate, real-time valuation of a target company, and only invest in securities of that company’s capital structure that offer a significant margin of safety coupled with strong total return potential. No single factor considered is determinative in the selecting a security. By utilizing such a fundamental, bottom-up approach to investing, the Adviser seeks to add value first and foremost through security selection.

Although the Fund is not limited in the number of securities in which it can invest, the Adviser intends to manage a relatively concentrated portfolio typically comprising between 60-120 issuers. The Fund has adopted an investment policy providing that under normal circumstances, the Fund will invest at least 80% of the value of its assets (net assets plus the amount of any borrowings for investment purposes) in U.S. dollar-denominated high yield fixed income securities rated below investment grade by at least one independent rating agency such as Moody's Investors Service, Standard and Poor's Rating Services and Fitch Ratings (or, if unrated, are otherwise determined to be of similar quality by the Adviser).

Summary of Principal Risks
Performance Information
The Fund’s performance is only shown in the Fund summary when the Fund has had a full calendar year of operations.
Polen U.S. High Yield Fund | All Risk [Member]

The Fund is subject to the principal risks summarized below. The order of the below risk factors does not indicate the significance of any particular risk factor and the relative significance of each risk below may change over time. These risks could adversely affect the Fund’s net asset value (“NAV”), yield and total return. It is possible to lose money by investing in the Fund. The Fund may not be a suitable investment for all investors.

Polen U.S. High Yield Fund | High Yield Securities Risk [Member]
●	High Yield Securities Risk: High yield securities (also known as junk bonds) are generally considered riskier than investment grade, fixed income securities. The total return and yield of high yield securities can be expected to fluctuate more than the total return and yield of higher quality securities. High yield securities are regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Successful investment in high yield securities involves greater investment risk and is highly dependent on the Adviser’s credit analysis and market analysis.

Polen U.S. High Yield Fund | Credit Risk [Member]
●	Credit Risk: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation (such as the payment of interest or principal on a debt security).

Polen U.S. High Yield Fund | Debt Securities Risk [Member]
●	Debt Securities Risk. Debt securities in which the Fund invests are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be inversely affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures). Fixed income markets have recently experienced a period of relatively high volatility. If the Federal Reserve continues to increase interest rates, fixed income markets (and the high yield market in particular) could experience continuing high volatility, which could negatively impact the Fund’s performance.

Polen U.S. High Yield Fund | Bank Loan Risk [Member]
●	Bank Loan Risk: The Fund’s investment in secured and unsecured assignments of (or participations in) bank loans may create substantial risk. In making investments in bank loans, which are made by banks or other financial intermediaries to borrowers, the Fund will depend primarily upon the creditworthiness of the borrower for payment of principal and interest. In addition, the settlement of bank loans occurs on an extended (multi-week) basis, which may prevent the Fund from obtaining liquidity of certain assets within a desired timeframe. In addition, there is the potential that bank loans and other similar instruments may not be considered “securities” and, as a result, the Fund may not be entitled to rely on the anti-fraud protections under the federal securities laws and instead may have to resort to state law and direct claims.

Polen U.S. High Yield Fund | Cash Positions [Member]
●	Cash Positions: The Fund may not always stay fully invested. For example, when the Adviser believes that market conditions are unfavorable for profitable investing, or when it is otherwise unable to locate attractive investment opportunities, the Fund’s cash or similar investments may increase. In other words, cash or similar investments generally are a residual – they represent the assets that remain after the Fund has committed available assets to desirable investment opportunities. When the Fund’s investments in cash or similar investments increase, it may not participate in market advances to the same extent that it would if the Fund remained more fully invested, and the Fund’s ability to achieve its investment objective may be affected.

Polen U.S. High Yield Fund | Convertible Bond Risk [Member]
●	Convertible Bond Risk: Convertible bonds are hybrid securities that have characteristics of both bonds and common stocks and are therefore subject to both debt security risks and equity risk. Convertible bonds are subject to equity risk especially when their conversion value is greater than the interest and principal value of the bond. The prices of equity securities may rise or fall because of economic or political changes and may decline over short or extended periods of time.

Polen U.S. High Yield Fund | Equity Securities Risk [Member]
●	Equity Securities Risk: Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition, historical and prospective earnings of the company, interest rates, investor perceptions and overall market and economic conditions. The prices of securities change in response to many factors including the value of its assets.

Polen U.S. High Yield Fund | Interest Rate Risk [Member]
●	Interest Rate Risk: The risk of market losses attributable to changes in interest rates. With fixed rate securities, a rise in interest rates typically causes a fall in values. The yield earned by the Fund will vary with changes in interest rates. The longer the average maturity of the Fund’s investment portfolio, the greater the fluctuation in value.

Polen U.S. High Yield Fund | Liquidity Risk [Member]
●	Liquidity Risk: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like.

Polen U.S. High Yield Fund | Management Risk [Member]
●	Management Risk: As with any managed fund, the Adviser may not be successful in selecting the best performing securities or investment techniques, and the Fund’s performance may lag behind that of similar funds. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

Polen U.S. High Yield Fund | Market Risk [Member]
●	Market Risk: The values of, and/or the income generated by, securities held by the Fund may decline due to factors that are specifically related to a particular company, as well as general market conditions, such as real or perceived adverse economic or political conditions, inflation rates and/or investor expectations concerning such rates, changes in interest rates, or adverse investor sentiment generally. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments. Geopolitical events, including terrorism, tensions or open conflict between nations, or political or economic dysfunction within some nations that are global economic powers, may lead to instability in world economies and markets, may lead to increased market volatility, and may have adverse long-term effects. Events such as environmental and natural disasters, public health crises (such as epidemics and pandemics), social unrest, and cybersecurity incidents, and governments’ reactions to such events, could cause uncertainty in the markets and may adversely affect the performance of the global economy.

Polen U.S. High Yield Fund | Limited History Of Operations [Member]
●	Limited History of Operations: The Fund is a mutual fund formed in 2022 and has a limited history of operations for investors to evaluate.

Polen U.S. High Yield Fund | Other Investment Companies Risk [Member]
●	Other Investment Companies Risk: The Fund may invest in other investment companies, including closed-end funds, exchange-traded funds, and mutual funds, pursuit to the investment limitations outlined in this document. These securities are subject to similar risks as described above and more. Shareholders in the Fund could be subject to duplicative expenses to the extent that the Fund invests in other investment companies.

Polen U.S. High Yield Fund | Prepayment Risk [Member]
●	Prepayment Risk: The risk that a debt security may be paid off and proceeds invested earlier than anticipated. Depending on market conditions, the new investments may or may not carry the same interest rate.

Polen U.S. High Yield Fund | Private Placement Risk [Member]
●	Private Placement Risk: Private placements involves securities not registered under the 1933 Act. In addition to the general risks associated with fixed income securities, such securities (including “Rule 144A” securities) may be subject to restrictions on resale, transaction costs for such securities may be higher than comparable securities, and there may be no liquid secondary market for such securities.

Polen U.S. High Yield Fund | Rating Agency Risk [Member]
●	Rating Agency Risk: Investment grade debt securities may be downgraded by a major rating agency to below investment grade status, which would increase the risk of holding these securities. In addition, a rating may become stale in that it fails to reflect changes to an issuer’s financial condition. Ratings represent the rating agency’s opinion regarding the quality of the security and are not a guarantee of quality. Rating agencies may fail to make timely credit ratings in response to subsequent events. In addition, ratings agencies are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

Polen U.S. High Yield Fund | Rule 144 A Securities Risk [Member]
●	Rule 144A Securities Risk: The market for certain Rule 144A securities can be less active than the market for publicly-traded securities. Certain Rule 144A securities carry a heightened risk that the liquidity of these securities may become impaired, making it more difficult for the Fund to sell these bonds at reasonable prices.

Polen U.S. High Yield Fund | U S Government Agencies Securities Risk [Member]
●	U.S. Government Agencies Securities Risk: Certain U.S. Government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury while others are supported only by the credit of the issuer or instrumentality. While the U.S. Government is able to provide financial support to U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so. Such securities are neither issued nor guaranteed by the U.S. Treasury.

Polen U.S. High Yield Fund | Valuation Risk [Member]
●	Valuation Risk: Unlike publicly-traded common stock, which trades on national exchanges, there is no central exchange for fixed-income securities, including bank loans, to trade. Such fixed-income securities generally trade on an “over-the-counter” market, where the buyer and seller can settle on a price. Due to the lack of centralized information and trading, the valuation of fixed-income securities may carry more risk than that of publicly-traded common stocks. Uncertainties in the conditions of the financial market, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing by third-party pricing vendors. Moreover, to the extent that prices or quotations are not available from such third-party pricing vendors, or when the Adviser believes that they are unreliable, securities may be priced by the Fund using fair value procedures approved by the Board. In addition, other market participants may value securities differently than the Fund. As a result, the Fund may be subject to the risk that when a fixed-income security is sold in the market, the amount received by the Fund is less than the value of such fixed-income security carried on the Fund’s books.

Polen Bank Loan Fund
POLEN BANK LOAN FUND
Investment Objective
Polen Bank Loan Fund (the “Fund”) seeks to achieve overall total return consisting of a high level of current income together with long-term capital appreciation.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - Polen Bank Loan Fund		Polen Bank Loan Fund Investor Class	Polen Bank Loan Fund Institutional Class
Management Fees		0.65%	0.65%
Distribution (Rule 12b-1) Fees		0.25%	none
Other Expenses		2.54%	2.54%
Total Annual Fund Operating Expenses		3.44%	3.19%
Fee Waiver and/or Expense Reimbursement	[1]	(2.44%)	(2.44%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	1.00%	0.75%
[1]	Polen Capital Credit, LLC (“Polen Credit” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, fees and expenses attributable to a distribution or service plan adopted by FundVantage Trust (the “Trust”), interest, extraordinary items, “Acquired Fund Fees and Expenses” and brokerage commissions) do not exceed 0.75% (on an annual basis) with respect to the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2024 unless the Board of Trustees of the Trust approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of the reimbursement. No reimbursement will occur unless the Fund’s expenses are below the Expense Limitation.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Investor Class shares and Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (reflecting any contractual fee waivers). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Polen Bank Loan Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Polen Bank Loan Fund Investor Class	102	829	1,578	3,557
Polen Bank Loan Fund Institutional Class	77	754	1,456	3,325

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the period from June 30, 2022 (commencement of operations) through April 30, 2023, the Fund’s turnover rate was 22% of the average value of its portfolio.

Summary of Principal Investment Strategies

The Fund pursues its investment objective by seeking to outperform the broader bank loan market over a complete credit cycle. The “credit cycle” is a cyclical event that generally occurs over a several year timeframe as access to credit increases or decreases for borrowers. The “bank loan market” generally comprises first lien and second lien senior loans that are provided by a group of lenders and are structured, arranged and administered by one or several commercial or investment banks.

The Fund seeks to achieve its objective mainly by investing in bank loans and other high yield fixed income securities with a focus on “middle market” issuers in the United States and, to a lesser extent, Canada. The Adviser considers middle market companies to be those with normalized earnings before interest, tax and depreciation (“EBITDA”) in the range of $75-250 million. The Adviser believes that the flexibility to invest, sell, and reinvest throughout the capital structure of an issuer and, in particular, in bank loans will enable the Adviser to tailor its investment approach to the specific credit-related circumstances of that issuer as they may change from time to time and thereby select the most attractive opportunities for the Fund.

The Fund intends to invest its assets primarily in credit instruments that are rated below investment grade by some or all relevant independent rating agencies, including Moody’s Investors Service, Standard and Poor’s Rating Services and Fitch Ratings (including a significant portion of such assets in credit instruments in the lower tier of the high yield and leveraged loan market that are rated B and below). Additionally, certain other high yield securities may be unrated by rating agencies, but determined by the Adviser to be of similar quality as other below investment grade bonds and credit instruments and accordingly purchased for investment by the Fund. The Fund does not have a percentage limitation on investing in securities that are rated below investment grade.

High yield fixed income securities include high yield corporate bonds, senior loans, convertible bonds, preferred stock, and other types of debt instruments (including, without limitation, unregistered (Rule 144A) securities, floating and variable rate securities and other restricted fixed income securities to the extent permitted by the Investment Company Act of 1940, as amended (the “1940 Act”)). In addition, the Fund may also hold positions in equity or other assets that the Fund receives as part of a reorganization process of a high yield issuer, and may hold those assets until such time as the Adviser believes that a disposition is most advantageous. From time to time, the Fund may make investments in distressed or defaulted securities or in issuers that are in bankruptcy. The Fund does not have any maturity or duration requirements.

In making these investments, the Adviser seeks to purchase instruments that the Adviser believes are undervalued and offer a compelling risk/reward ratio. Specifically, the Adviser’s investment process attempts to exploit inefficiencies in the high yield credit markets by adhering to a disciplined, bottom-up, fundamentally-oriented investment process with an emphasis on downside protection. This process applies value investing principles through rigorous research coupled with financial, structural and legal analysis, including a review of bankruptcy law considerations where applicable. The foundation of this investment process is to derive an accurate, real-time valuation of a target company, and only invest in securities of that company’s capital structure that offer a significant margin of safety coupled with strong total return potential. By utilizing such a fundamental, bottom-up approach to investing, the Adviser seeks to add value first and foremost through security selection.

The Adviser intends to manage a relatively concentrated portfolio typically comprising between 50-100 issuers and 60-110 issues; however, the Fund may fall outside such ranges at the Adviser’s discretion based on then-available investment opportunities. The Fund has adopted an investment policy providing that under normal circumstances, the Fund will invest at least 80% of the value of its assets (net assets plus the amount of any borrowings for investment purposes) in bank loans. For purposes herein, a bank loan is an instrument arranged by a bank (or similar financial institution) to a company that typically holds legal claim to such company’s assets that is senior to all (or substantially all) other debt obligations.

Summary of Principal Risks
Performance Information
The Fund’s performance is only shown in the Fund summary when the Fund has had a full calendar year of operations.
Polen Bank Loan Fund | All Risk [Member]

The Fund is subject to the principal risks summarized below. The order of the below risk factors does not indicate the significance of any particular risk factor and the relative significance of each risk below may change over time. These risks could adversely affect the Fund’s net asset value (“NAV”), yield and total return. It is possible to lose money by investing in the Fund. The Fund may not be a suitable investment for all investors.

Polen Bank Loan Fund | High Yield Securities Risk [Member]
●	High Yield Securities Risk: High yield securities (also known as junk bonds) are generally considered riskier than investment grade, fixed income securities. The total return and yield of high yield securities can be expected to fluctuate more than the total return and yield of higher quality securities. High yield securities are regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Successful investment in high yield securities involves greater investment risk and is highly dependent on the Adviser’s credit analysis and market analysis.

Polen Bank Loan Fund | Credit Risk [Member]
●	Credit Risk: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation (such as the payment of interest or principal on a debt security).

Polen Bank Loan Fund | Debt Securities Risk [Member]
●	Debt Securities Risk. Debt securities in which the Fund invests are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be inversely affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures). Fixed income markets have recently experienced a period of relatively high volatility. If the Federal Reserve continues to increase interest rates, fixed income markets (and the high yield market in particular) could experience continuing high volatility, which could negatively impact the Fund’s performance.

Polen Bank Loan Fund | Bank Loan Risk [Member]
●	Bank Loan Risk: The Fund’s investment in secured and unsecured assignments of (or participations in) bank loans may create substantial risk. In making investments in bank loans, which are made by banks or other financial intermediaries to borrowers, the Fund will depend primarily upon the creditworthiness of the borrower for payment of principal and interest. In addition, the settlement of bank loans occurs on an extended (multi-week) basis, which may prevent the Fund from obtaining liquidity of certain assets within a desired timeframe. In addition, there is the potential that bank loans and other similar instruments may not be considered “securities” and, as a result, the Fund may not be entitled to rely on the anti-fraud protections under the federal securities laws and instead may have to resort to state law and direct claims.

Polen Bank Loan Fund | Cash Positions [Member]
●	Cash Positions: The Fund may not always stay fully invested. For example, when the Adviser believes that market conditions are unfavorable for profitable investing, or when it is otherwise unable to locate attractive investment opportunities, the Fund’s cash or similar investments may increase. In other words, cash or similar investments generally are a residual – they represent the assets that remain after the Fund has committed available assets to desirable investment opportunities. When the Fund’s investments in cash or similar investments increase, it may not participate in market advances to the same extent that it would if the Fund remained more fully invested, and the Fund’s ability to achieve its investment objective may be affected.

Polen Bank Loan Fund | Convertible Bond Risk [Member]
●	Convertible Bond Risk: Convertible bonds are hybrid securities that have characteristics of both bonds and common stocks and are therefore subject to both debt security risks and equity risk. Convertible bonds are subject to equity risk especially when their conversion value is greater than the interest and principal value of the bond. The prices of equity securities may rise or fall because of economic or political changes and may decline over short or extended periods of time.

Polen Bank Loan Fund | Equity Securities Risk [Member]
●	Equity Securities Risk: Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition, historical and prospective earnings of the company, interest rates, investor perceptions and overall market and economic conditions. The prices of securities change in response to many factors including the value of its assets.

Polen Bank Loan Fund | Interest Rate Risk [Member]
●	Interest Rate Risk: The risk of market losses attributable to changes in interest rates. With fixed rate securities, a rise in interest rates typically causes a fall in values. The yield earned by the Fund will vary with changes in interest rates. The longer the average maturity of the Fund’s investment portfolio, the greater the fluctuation in value.

Polen Bank Loan Fund | Liquidity Risk [Member]
●	Liquidity Risk: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like.

Polen Bank Loan Fund | Management Risk [Member]
●	Management Risk: As with any managed fund, the Adviser may not be successful in selecting the best performing securities or investment techniques, and the Fund’s performance may lag behind that of similar funds. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

Polen Bank Loan Fund | Market Risk [Member]
●	Market Risk: The values of, and/or the income generated by, securities held by the Fund may decline due to factors that are specifically related to a particular company, as well as general market conditions, such as real or perceived adverse economic or political conditions, inflation rates and/or investor expectations concerning such rates, changes in interest rates, or adverse investor sentiment generally. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments. Geopolitical events, including terrorism, tensions or open conflict between nations, or political or economic dysfunction within some nations that are global economic powers, may lead to instability in world economies and markets, may lead to increased market volatility, and may have adverse long-term effects. Events such as environmental and natural disasters, public health crises (such as epidemics and pandemics), social unrest, and cybersecurity incidents, and governments’ reactions to such events, could cause uncertainty in the markets and may adversely affect the performance of the global economy.

Polen Bank Loan Fund | Limited History Of Operations [Member]
●	Limited History of Operations: The Fund is a mutual fund formed in 2022 and has a limited history of operations for investors to evaluate.

Polen Bank Loan Fund | Other Investment Companies Risk [Member]
●	Other Investment Companies Risk: The Fund may invest in other investment companies, including closed-end funds, exchange-traded funds, and mutual funds, pursuit to the investment limitations outlined in this document. These securities are subject to similar risks as described above and more. Shareholders in the Fund could be subject to duplicative expenses to the extent that the Fund invests in other investment companies.

Polen Bank Loan Fund | Prepayment Risk [Member]
●	Prepayment Risk: The risk that a debt security may be paid off and proceeds invested earlier than anticipated. Depending on market conditions, the new investments may or may not carry the same interest rate.

Polen Bank Loan Fund | Private Placement Risk [Member]
●	Private Placement Risk: Private placements involves securities not registered under the 1933 Act. In addition to the general risks associated with fixed income securities, such securities (including “144a” securities) may be subject to restrictions on resale, transaction costs for such securities may be higher than comparable securities, and there may be no liquid secondary market for such securities.

Polen Bank Loan Fund | Rating Agency Risk [Member]
●	Rating Agency Risk: Investment grade debt securities may be downgraded by a major rating agency to below investment grade status, which would increase the risk of holding these securities. In addition, a rating may become stale in that it fails to reflect changes to an issuer’s financial condition. Ratings represent the rating agency’s opinion regarding the quality of the security and are not a guarantee of quality. Rating agencies may fail to make timely credit ratings in response to subsequent events. In addition, ratings agencies are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

Polen Bank Loan Fund | Rule 144 A Securities Risk [Member]
●	Rule 144A Securities Risk: The market for certain Rule 144A securities can be less active than the market for publicly-traded securities. Certain Rule 144A securities carry a heightened risk that the liquidity of these securities may become impaired, making it more difficult for the Fund to sell these bonds at reasonable prices.

Polen Bank Loan Fund | U S Government Agencies Securities Risk [Member]
●	U.S. Government Agencies Securities Risk: Certain U.S. Government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury while others are supported only by the credit of the issuer or instrumentality. While the U.S. Government is able to provide financial support to U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so. Such securities are neither issued nor guaranteed by the U.S. Treasury.

Polen Bank Loan Fund | Valuation Risk [Member]
●	Valuation Risk: Unlike publicly-traded common stock, which trades on national exchanges, there is no central exchange for fixed-income securities, including bank loans, to trade. Such fixed-income securities generally trade on an “over-the-counter” market, where the buyer and seller can settle on a price. Due to the lack of centralized information and trading, the valuation of fixed-income securities may carry more risk than that of publicly-traded common stocks. Uncertainties in the conditions of the financial market, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing by third-party pricing vendors. Moreover, to the extent that prices or quotations are not available from such third-party pricing vendors, or when the Adviser believes that they are unreliable, securities may be priced by the Fund using fair value procedures approved by the Board. In addition, other market participants may value securities differently than the Fund. As a result, the Fund may be subject to the risk that when a fixed-income security is sold in the market, the amount received by the Fund is less than the value of such fixed-income security carried on the Fund’s books.

Polen Bank Loan Fund | Foreign Securities Risk [Member]
●	Foreign Securities Risk: The risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to less liquid markets, and adverse economic, political, diplomatic, financial, and regulatory factors. Foreign governments also may impose limits on investment and repatriation and impose taxes. Any of these events could cause the value of the Fund’s investments to decline.

Polen Bank Loan Fund | Canadian Securities Risk [Member]
●	Canadian Securities Risk: The Fund may invest in, and/or have exposure to, Canadian securities. The Canadian economy may be significantly affected by the U.S. economy because the U.S. is Canada’s largest trading partner and foreign investor. Canada’s largest exports are its natural resources, so the Canadian economy is dependent on the demand for, and supply and price of, natural resources, and any market developments that reduce the price of such goods could disproportionately affect the Canadian economy.